Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards (in Dollars)	$ 73,785,041	$ 57,065,283
Loss carry-forward (in Dollars)	$ 1,805,527
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax, description	Under the two-tiered profits tax rate regime, the first $2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	19.00%
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	17.00%
United States (Nevada) [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	21.00%
Canada [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	15.00%
Ireland [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	12.50%